Summary of Significant Accounting Policies and Practices (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies and Practices [Abstract]
Reconciliation of the numerators and denominators of the basic and diluted net income per share computations

The following is a reconciliation of the numerators and denominators of the basic and diluted net income per share computations for the periods indicated:

	Net income	Shares	Per share
	(numerator)	(denominator)	amount
Year ended December 31, 2012
Basic net income per share	$1,338	1,503,952	$0.89

Effect of dilutive stock options	—	—

Diluted net income per share	$1,338	1,503,952	$0.89

	Net income (numerator)	Shares (denominator)	Per share amount
Year ended December 31, 2011
Basic net income per share	$1,063	1,496,260	$0.71

Effect of dilutive stock options	—	—

Diluted net income per share	$1,063	1,496,260	$0.71

	Net income (numerator)	Shares (denominator)	Per share amount
Year ended December 31, 2010
Basic net income per share	$687	1,492,137	$0.46

Effect of dilutive stock options	—	—

Diluted net income per share	$687	1,492,137	$0.46